ACQUISITIONS - Additional Information (Details) - USD ($) $ in Thousands					3 Months Ended	12 Months Ended
	Jun. 30, 2021	Apr. 01, 2021	Feb. 01, 2021	Jul. 16, 2020	Sep. 30, 2020	Dec. 31, 2021		Dec. 31, 2020	Mar. 31, 2021	Jul. 15, 2020
Business Acquisition [Line Items]
Payments to acquire business						$ 25,129		$ 2,799
Issuance of equity for Aimtell/PushPros/Aramis, Crisp Results and SmarterChaos						35,000		3,000
Change in fair value of contingent consideration liabilities						1,106		0
Acquisition costs						1,967		4,814
Payment of equity issuance						493		0
Contingent consideration payable - non-current						$ 1,069		$ 0
Technology
Business Acquisition [Line Items]
Expected useful life						4 years
Non-competition agreements
Business Acquisition [Line Items]
Expected useful life						3 years
Minimum | Brand
Business Acquisition [Line Items]
Expected useful life						1 year
Minimum | Customer relationships
Business Acquisition [Line Items]
Expected useful life						4 years
Maximum | Brand
Business Acquisition [Line Items]
Expected useful life						7 years
Maximum | Customer relationships
Business Acquisition [Line Items]
Expected useful life						6 years
Crisp Results
Business Acquisition [Line Items]
Consideration transferred		$ 40,000
Payments to acquire business		$ 20,000
Equity issued to acquiree (in shares)		1,600,000
Issuance of equity for Aimtell/PushPros/Aramis, Crisp Results and SmarterChaos		$ 20,000
Contingent consideration									$ 10,000
Earnout period		12 months
Deferred payment									5,000
Deferred payment period		18 months
Contingent Consideration						$ 7,370			4,763
Deferred acquisition consideration payable						4,800			$ 4,600
Acquisition costs						800
Payment of equity issuance						$ 200
Expected useful life						5 years 7 months 6 days
Crisp Results | Scenario, Adjustment | Fair Value Mark-to-Market changes
Business Acquisition [Line Items]
Contingent Consideration						$ 2,184
Deferred acquisition consideration payable						$ 200
Crisp Results | Brand
Business Acquisition [Line Items]
Expected useful life						7 years
Crisp Results | Customer relationships
Business Acquisition [Line Items]
Expected useful life						6 years
Crisp Results | Maximum | Brand
Business Acquisition [Line Items]
Expected useful life						7 years
Crisp Results | Maximum | Customer relationships
Business Acquisition [Line Items]
Expected useful life						6 years
Aimtell, PushPros and Aramis
Business Acquisition [Line Items]
Consideration transferred			$ 20,000
Payments to acquire business			$ 5,000
Equity issued to acquiree (in shares)			1,290,000
Issuance of equity for Aimtell/PushPros/Aramis, Crisp Results and SmarterChaos			$ 15,000
Contingent consideration			$ 4,900
Earnout period			3 years
Contingent Consideration			$ 4,925			$ 1,069
Change in fair value of contingent consideration liabilities						1,000
Acquisition costs						$ 600
Expected useful life						4 years
Contingent consideration payable - non-current			$ 15,000
Aimtell, PushPros and Aramis | Scenario, Adjustment | Fair Value Mark-to-Market changes
Business Acquisition [Line Items]
Contingent Consideration						$ (1,078)
Aimtell, PushPros and Aramis | Technology
Business Acquisition [Line Items]
Expected useful life						4 years
Aimtell, PushPros and Aramis | Brand
Business Acquisition [Line Items]
Expected useful life						2 years 1 month 6 days
Aimtell, PushPros and Aramis | Customer relationships
Business Acquisition [Line Items]
Expected useful life						4 years 1 month 6 days
Aimtell, PushPros and Aramis | Non-competition agreements
Business Acquisition [Line Items]
Expected useful life						3 years
Aimtell, PushPros and Aramis | Minimum | Customer relationships
Business Acquisition [Line Items]
Expected useful life						4 years
Aimtell, PushPros and Aramis | Maximum | Customer relationships
Business Acquisition [Line Items]
Expected useful life						6 years
SmarterChaos
Business Acquisition [Line Items]
Acquisition costs					$ 400
Payments to acquire business				$ 5,800
Units/shares redeemed and issued to Class A Common Stock (in shares)	154,000
Units/shares redeemed and issued to Class A Common Stock	$ 3,000					$ 392	[1]
SmarterChaos | Minimum | Brand
Business Acquisition [Line Items]
Expected useful life						1 year
SmarterChaos | Minimum | Customer relationships
Business Acquisition [Line Items]
Expected useful life						5 years
SmarterChaos | Maximum | Brand
Business Acquisition [Line Items]
Expected useful life						7 years
SmarterChaos | Maximum | Customer relationships
Business Acquisition [Line Items]
Expected useful life						6 years
SmarterChaos | DMSH
Business Acquisition [Line Items]
Equity issued to acquiree (in shares)				307,000
Value of equity issued										$ 3,000

[1]	On June 30, 2021, the sellers of SmarterChaos redeemed approximately one-half of their non-controlling interest held through DMSH Units in exchange for Class A Common Stock in DMS Inc. The non-controlling interest held by the Sellers of SmarterChaos did not include related Class B Common Stock to be retired upon redemption.